Offerings	Feb. 24, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 1,800,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 275,580
Offering Note
(1)
The Transaction Valuation is estimated solely for purposes of calculating the filing fee. This calculation is based on the Registrant’s offer to purchase up to $1,800,000,000.00 in value of units representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding L.P.

(2)
The filing fee was calculated in accordance with Rule
0-11(d)
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory No. 1 for Fiscal Year 2025, effective October 1, 2024, by multiplying the transaction valuation by 0.0001531.

Offering: 2
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
The Transaction Valuation is estimated solely for purposes of calculating the filing fee. This calculation is based on the Registrant’s offer to purchase up to $1,800,000,000.00 in value of units representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding L.P.

(2)
The filing fee was calculated in accordance with Rule
0-11(d)
under the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory No. 1 for Fiscal Year 2025, effective October 1, 2024, by multiplying the transaction valuation by 0.0001531.